Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 1,925	$ 1,966	$ 3,694	$ 3,533	$ 16,521
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	627	601	1,345	1,451	2,924
Accrued interest and exchange rate changes of debenture and long-term loans	24		25		52
Accrued severance pay, net	(32)	54	46	112	93
Gain from sale of property and equipment, net	(22)	(49)	(49)	(67)	(113)
Stock-based compensation expenses	244	106	386	217	380
Decrease (increase) in trade and unbilled receivables, net	200	(1,202)	(788)	(2,127)	(1,616)
Decrease (increase) in other accounts receivable and prepaid expenses	(749)	131	(1,370)	(480)	(206)
Decrease (increase) in inventories	541	(418)	751	(567)	(1,170)
Decrease (increase) in deferred tax asset	186	452	341	822	(8,018)
Decrease (increase) in long-term unbilled and other accounts receivable	(360)	123	(202)	52	165
Increase (decrease) in trade payables	358	(732)	247	(1,211)	(1,597)
Increase (decrease) in other accounts payable and accrued expenses	(1,214)	192	(382)	994	2,285
Net cash provided by operating activities	1,728	1,224	4,044	2,729	9,700
Cash flows from investing activities:
Purchase of property and equipment	(674)	(344)	(1,633)	(1,112)	(3,033)
Purchase of other intangible assets					(233)
Proceeds from sale of property and equipment	22	37	49	55	114
Net cash used in investing activities	(652)	(307)	(1,584)	(1,057)	(3,152)
Cash flows from financing activities:
Repayment of long-term loans from banks	(1,294)	(1,063)	(2,645)	(2,013)	(4,875)
Proceeds from issuance of shares in respect of stock-based compensation	76	197	81	276	395
Short-term bank credit, net	21	(21)	79	(302)	(231)
Net cash used in financing activities	(1,197)	(887)	(2,485)	(2,039)	(4,711)
Effect of exchange rate on cash and cash equivalents	(477)	(84)	(182)	1	(528)
Decrease in cash and cash equivalents	(598)	(54)	(207)	(366)	1,309
Cash and cash equivalents at the beginning of the period	7,766	5,754	7,375	6,066	6,066
Cash and cash equivalents at the end of the period	7,168	5,700	7,168	5,700	7,375
(a) Non-cash activity:
Purchase of property and equipment	35	54	66	156	61
Cash paid during the year for:
Interest	141	176	305	380	224
Income taxes	$ 58	$ 144	$ 246	$ 291	$ 540